Equity-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
Incentive Unit Plan
The Company granted incentive units of Pluralsight Holdings to certain employees and directors prior to its IPO pursuant to the Incentive Unit Plan (“2013 Plan”). In connection with the Reorganization Transactions, all outstanding incentive units were converted into LLC Units of Pluralsight Holdings and certain holders elected to exchange LLC Units for shares of Class A common stock of Pluralsight, Inc. Shares of Class A common stock and LLC Units issued as a result of the exchange or conversion of unvested incentive units remain subject to the same time-based vesting requirements that existed prior to the Reorganization Transactions, and as such the Company continues to record equity-based compensation expense for unvested awards. The grant date fair value of incentive units was determined using a hybrid method consisting of both an option-pricing method (“OPM”), and probability-weighted expected return method (“PWERM”). Under the PWERM methodology, the fair value of the Company’s securities were estimated based upon an analysis of future values for the Company, assuming various outcomes. The security values are based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available as well as the rights of each class of security. The future value of the securities under each outcome was discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the securities. The outcomes evaluated under the PWERM methodology included (i) an IPO in the near term using an expected pricing and timing of an IPO using revenue multiples of peer companies, and (ii) a liquidity event in the longer term with less visibility into the timing and type of exit event using the OPM methodology using a discounted cash flow analysis and a comparable market analysis.
The number of authorized and outstanding incentive units outstanding for periods prior to the IPO was as follows:

	As of December 31, 2017
	Authorized Units	Outstanding Units

Incentive units	16,229,445	15,791,871
Class A incentive units	3,000,000	—
Class B incentive units	3,000,000	3,000,000
Total	22,229,445	18,791,871

The following table summarizes the incentive unit activity for the years ended December 31, 2016, 2017 and 2018:

	Number of Units	Weighted- Average Threshold Price	Weighted- Average Catch-up Price	Aggregate Intrinsic Value(1) (in millions)

Incentive units:
Incentive units outstanding at January 1, 2016	10,557,437	$4.34	$2.43
Incentive units granted	4,338,813	9.42	4.06
Incentive units redeemed	(353,357)	1.00	—
Incentive units forfeited or cancelled	(543,209)	7.43	4.42
Incentive units outstanding at December 31, 2016	13,999,684	5.88	2.92	$42.0
Incentive units granted	2,462,220	9.42	3.03
Incentive units redeemed	(582,804)	3.54	1.78
Incentive units forfeited or cancelled	(87,229)	7.97	4.75
Incentive units outstanding at December 31, 2017	15,791,871	6.50	2.97	77.0
Incentive units forfeited or cancelled	(8,182)	7.86	4.81
Incentive units converted or exchanged in connection with the IPO	(15,783,689)	6.50	2.97
Incentive units outstanding at December 31, 2018	—	$—	$—	$—
Incentive units vested—December 31, 2016	8,322,892	$4.02	$2.39	$35.8
Incentive units vested—December 31, 2017	10,181,221	$4.98	$2.65	$61.9
________________

(1)	Aggregate intrinsic value is calculated as the difference between the fair value of the common unit on December 31, 2016 and 2017, respectively, and the threshold price less the catch-up price.
The following table summarizes the Class B incentive unit activity for the years ended December 31, 2017 and 2018:

	Number of Units	Weighted- Average Threshold Price	Weighted Average Catch-up Price	Aggregate Intrinsic Value(1) (in millions)

Class B incentive units:
Class B incentive units outstanding at December 31, 2016	—	$—	$—
Class B incentive units granted	3,000,000	9.42	2.64
Class B incentive units outstanding at December 31, 2017	3,000,000	9.42	2.64	$5.2
Class B incentive units converted or exchanged in connection with the IPO	(3,000,000)	9.42	2.64
Class B incentive units outstanding at December 31, 2018	—	$—	$—	$—
________________

(1)	Aggregate intrinsic value is calculated as the difference between the fair value of the common unit on December 31, 2017 and the threshold price less the catch-up price.
During the year ended December 31, 2016, Pluralsight Holdings paid $2.0 million to redeem 353,357 outstanding incentive units. All redeemed units were held by current and former employees. The purchase price was in excess of the fair value of the incentive units on the redemption date, which resulted in compensation expense equal to the premium of $0.1 million.
During the year ended December 31, 2017, Pluralsight Holdings paid $4.1 million to redeem 582,804 outstanding incentive units. All redeemed units were held by current employees. The purchase price was in excess of the fair value of the incentive units on the redemption date, which resulted in compensation expense equal to the premium of $0.4 million.
The number of incentive units outstanding and vested, including Class B incentive units, at the respective threshold price and catch-up price per unit was as follows:

	As of December 31, 2017
	Incentive Units Outstanding		Incentive Units Vested
Threshold Price	Number of Units	Weighted Average Catch-up Price	Number of Units	Weighted Average Catch-up Price

$1.00	4,400,988	$—	4,400,988	$—
1.20	270,593	—	270,593	—
7.86	4,354,669	5.04	3,796,845	5.29
9.42	9,765,621	3.36	1,712,795	4.06
	18,791,871	$2.92	10,181,221	$2.65

The number and weighted-average grant date fair value for unvested incentive units granted and outstanding was as follows:

	Incentive Units	Weighted- Average Grant Date Fair Value

Incentive units:
Unvested units outstanding at January 1, 2016	4,649,737	$2.16
Granted	4,338,813	3.66
Vested	(2,768,549)	1.93
Forfeited or cancelled	(543,209)	3.03
Unvested units outstanding at December 31, 2016	5,676,792	3.34
Granted	2,462,220	4.07
Vested	(2,441,133)	3.11
Forfeited or cancelled	(87,229)	3.23
Unvested units outstanding at December 31, 2017	5,610,650	3.76
Vested	(500,749)	3.66
Forfeited or cancelled	(8,182)	3.20
Incentive units converted or exchanged in connection with the IPO	(5,101,719)	3.77
Unvested units outstanding at December 31, 2018	—	$—
Class B incentive units:
Unvested units outstanding at December 31, 2016	—	$—
Granted	3,000,000	6.05
Unvested units outstanding at December 31, 2017	3,000,000	6.05
Incentive units converted or exchanged in connection with the IPO	(3,000,000)	6.05
Unvested units outstanding at December 31, 2018	—	$—

The range of assumptions that were used in estimating the grant date fair value of incentive units under the OPM method were as follows:

	Year Ended December 31,
	2016	2017

Dividend yield	None	None
Volatility	55.00%—60.00%	55.00%
Risk-free interest rate	0.60%—1.20%	1.20%—1.80%
Expected term (years)	1.8—2.0	1.3—1.8

The total fair value of incentive units vested during the years ended December 31, 2016 and 2017 was $13.1 million and $14.0 million, respectively.
In connection with the Reorganization Transactions, all outstanding incentive units were converted into LLC Units of Pluralsight Holdings and certain holders of incentive units elected to exchange LLC Units for shares of Class A common stock of Pluralsight, Inc. Shares of Class A common stock and LLC Units issued as a result of the exchange or conversion of unvested incentive units remain subject to the same time-based vesting requirements that existed prior to the Reorganization Transactions. In connection with the IPO, the 2013 Plan was terminated.
As discussed in Note 9—Stockholders' Equity, in September 2018, the Company entered into the Rescission Transactions with the Rescinding Holders. In connection with the Rescission Transactions, the Company issued LLC Units and corresponding shares of Class B or Class C common stock, as applicable, to the Rescinding Holders in exchange for the rescission of an equivalent number of shares of Class A common stock. The LLC Units and corresponding shares of Class B and Class C common stock are subject to the same time-based vesting requirements that existed prior to the Rescission Transactions.
The shares of unvested Class A common stock following the exchange of unvested incentive units are summarized as follows:

	Unvested Shares	Weighted- Average Grant Date Fair Value

Unvested Class A common shares outstanding following the Reorganization Transactions	605,390	$6.55
Vested	(237,530)	8.40
Effect of the Rescission Transactions	(367,860)	5.35
Unvested Class A common shares outstanding—December 31, 2018	—	$—
The shares of unvested LLC Units following the conversion of unvested incentive units are summarized as follows:

	Unvested Units	Weighted- Average Grant Date Fair Value

Unvested LLC Units outstanding following the Reorganization Transactions	3,942,674	$7.73
Effect of the Rescission Transactions	605,390	6.55
Cancelled	(4,460)	3.68
Vested	(1,348,282)	7.47
Unvested LLC Units outstanding—December 31, 2018	3,195,322	$7.63

The Company evaluated the conversion and exchange of incentive units as part of the Reorganization Transactions and the effect of the Rescission Transactions, and concluded the transactions were not a modification of the equity awards. Accordingly, the Company will continue to recognize equity-based compensation using the grant date fair value as measured on the original grant date of the incentive units. As of December 31, 2018, total unrecognized equity-based compensation related to all unvested Class A common shares and unvested LLC Units was $22.0 million, which is expected to be recognized over a weighted-average period of 2.2 years. The total fair value of Class A common shares and LLC Units vested during the period from the date of the Reorganization Transactions to December 31, 2018 was $34.5 million. If a forfeiture of an unvested LLC Unit occurs, the associated shares of Class B common stock or Class C common stock, as applicable, are also forfeited.
Equity Incentive Plans
In June 2017, Pluralsight Holdings adopted the 2017 Equity Incentive Plan (“2017 Plan”) and issued RSUs to employees. In May 2018, Pluralsight, Inc. adopted the 2018 Equity Incentive Plan (“2018 Plan”). The 2018 Plan provides for the grant of nonstatutory stock options, restricted stock, RSUs, stock appreciation rights, performance units, and performance shares to employees, directors, and consultants of the Company. A total of 22,149,995 shares of Class A common stock were initially reserved for issuance under the 2018 Plan. The number of shares available for issuance under the 2018 Plan also includes an annual increase on the first day of each fiscal year beginning in 2019, equal to the lesser of: (i) 14,900,000 shares, (ii) 5.0% of the outstanding shares of capital stock as of the last day of the immediately preceding fiscal year, or (iii) a lower number of shares determined by the 2018 Plan’s administrator.
In connection with the IPO, the 2017 Plan was terminated. At the time the 2017 Plan was terminated, a total of 4,508,835 RSUs granted under the 2017 Plan remained outstanding. With the establishment of the 2018 Plan, the Company no longer grants equity-based awards under the 2017 Plan and any shares that expire, terminate, are forfeited or repurchased by the Company, or are withheld by the Company to cover tax withholding obligations, under the 2017 Plan, are automatically transferred to the 2018 Plan up to 4,508,835 shares.
Stock Options
In connection with the IPO, the Company granted to employees stock options under the 2018 Plan to purchase shares of Class A common stock at an exercise price equal to the IPO price of $15.00 per share. The stock options vest ratably in equal six-month periods over a period of two years from the IPO date.
The following table summarizes the stock option activity for the year ended December 31, 2018:

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)

Outstanding as of December 31, 2017	—
Granted	5,236,155	$15.00
Exercised	(81,833)	15.00
Forfeited or cancelled	(10,610)	15.00
Outstanding as of December 31, 2018	5,143,712	$15.00	9.4	$44.0
Vested and exercisable as of December 31, 2018	1,224,563	$15.00	9.4	$10.5

The total intrinsic value of options exercised during fiscal 2018 was $0.5 million. The total unrecognized equity-based compensation costs related to the stock options was $28.5 million, which is expected to be recognized over a weighted-average period of 1.4 years.
The grant date fair value of the stock options was determined using the Black Scholes model with the following assumptions:

Dividend yield	None
Volatility	55.00%
Risk-free interest rate	2.97%
Expected term (years)	5.63

RSUs
The Company has granted RSUs to employees under the 2018 Plan and previously under the 2017 Plan. RSUs represent the right to receive shares of Pluralsight Inc.’s Class A common stock at a specified future date. Restricted share units of Pluralsight Holdings under the 2017 Plan are generally subject to both a service condition and a liquidity condition. RSUs under the 2018 Plan are generally subject to a service condition. The service condition is generally satisfied over four years, whereby 25% of the share units satisfy this condition on the first anniversary of the grant date and then ratably on a quarterly basis thereafter through the end of the vesting period. The liquidity condition is satisfied upon the occurrence of a qualifying event, which has been satisfied upon expiration of a lock-up period following the IPO. Prior to the IPO, the Company had not recorded any equity-based compensation expense associated with the RSUs as the liquidity condition was not deemed probable. Following the completion of the IPO, the Company recorded a cumulative adjustment to equity-based compensation expense totaling $7.8 million. The remaining unrecognized equity-based compensation expense related to RSUs will be recognized over the remaining requisite service period, using the straight-line attribution method. Prior to the IPO, the fair value of RSUs was calculated using the same hybrid method used to value incentive units, as described above.
Under the 2017 Plan, all restricted share units granted were initially restricted share units of Pluralsight Holdings. In connection with the IPO, all restricted share units were converted into RSUs of Pluralsight, Inc., except for restricted share units of Pluralsight Holdings that convey the right to receive LLC Units and corresponding shares of Class C common stock of Pluralsight, Inc. upon vesting.
The activity for RSUs of Pluralsight, Inc. and restricted share units of Pluralsight Holdings for the years ended December 31, 2017 and 2018 was as follows:

	Number of RSUs or Units	Weighted-Average Grant Date Fair Value

RSUs of Pluralsight, Inc.:
Balance at December 31, 2016	—	$—
Granted	2,413,300	7.04
Forfeited or cancelled	(234,850)	6.80
Balance at December 31, 2017	2,178,450	7.06
Granted	3,657,656	12.52
Forfeited or cancelled	(289,370)	8.19
Vested	(745,200)	7.29
Balance at December 31, 2018	4,801,536	$11.11
Restricted Share Units of Pluralsight Holdings:
Balance at December 31, 2016	—	$—
Granted	3,000,000	8.24
Balance at December 31, 2017	3,000,000	8.24
Vested	(937,500)	8.24
Balance at December 31, 2018	2,062,500	$8.24

As of December 31, 2018, the total unrecognized equity-based compensation cost related to the RSUs, including the restricted share units of Pluralsight Holdings, was $60.0 million. The unrecognized compensation costs as of December 31, 2018 is expected to be recognized over a weighted-average period of 2.9 years.
Employee Stock Purchase Plan
In May 2018, Pluralsight Inc.’s board of directors adopted the ESPP. A total of 2,970,000 shares of Class A common stock were initially reserved for issuance under the ESPP. The number of shares of Class A common stock available for issuance under the ESPP will be increased on the first day of each fiscal year beginning in 2019 equal to the lesser of: (i) 2,970,000 shares of Class A common stock, (ii) 1.5% of the outstanding shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year, or (iii) an amount determined by the plan administrator.
The ESPP generally provides for consecutive overlapping 24-month offering periods comprised of four six-month purchase periods. The offering periods are scheduled to start on the first trading day on or after May 31 and November 30 of each year. The first offering period commenced on the IPO date and is scheduled to end on the first trading day on or after May 31, 2020.
The ESPP permits participants to elect to purchase shares of Class A common stock through fixed contributions from eligible compensation paid during each purchase period during an offering period, provided that this fixed contribution amount will not exceed 75.0%of the eligible compensation a participant receives during a purchase period or $12,500. A participant may purchase a maximum of 5,000 shares during each purchase period. Amounts deducted and accumulated by the participant will be used to purchase shares of Class A common stock at the end of each purchase period. The purchase price of the shares will be 85% of the lower of the fair market value of Class A common stock on the first trading day of each offering period or on the purchase date, except for the first offering period, during which the purchase price of the shares will be 85% of the lower of (i) the IPO price or (ii) the fair market value of common stock on the purchase date. If the fair market value of the common stock on any purchase date within an offering period is lower than the stock price as of the beginning of the offering period, the offering period will immediately reset after the purchase of shares on such purchase date and participants will automatically be re-enrolled in a new offering period. Participants may end their participation at any time during an offering period and will be paid their accrued contributions that have not yet been used to purchase shares of common stock. Participation ends automatically upon termination of employment.
The initial offering period began on the IPO date. As of December 31, 2018, a total of 2,039,276 shares were issuable to employees based on contribution elections made under the ESPP. As of  December 31, 2018, total unrecognized equity-based compensation costs was $13.8 million, which is expected to be recognized over a weighted-average period of 1.5 years. During the year ended December 31, 2018, the Company issued 836,365 shares under the ESPP at a weighted-average purchase price per share of $12.75, and a total of 148,837 shares were withheld to cover employee tax withholding obligations. Total proceeds received for shares issued under the ESPP were $12.5 million.
The fair value of the purchase right for the ESPP is estimated on the date of grant using the Black-Scholes model with the following assumptions for the year ended December 31, 2018:

Dividend yield	None
Volatility	55.00%—65.00%
Risk-free interest rate	2.05%—2.80%
Expected term (years)	0.5—2.0

Equity Appreciation Rights
In April 2015, one of the Company’s subsidiaries granted 42,735 non-transferable equity appreciation rights (“EARs”) at a weighted-average threshold amount of $4.68 per EAR. The EARs were subject to a four-year vesting period, whereby they become 25% vested on the first anniversary of the grant date and then ratably vest on a quarterly basis thereafter, provided that the employee remains in continuous service with the Company through each such vesting date. The EARs were also subject to a liquidity condition whereby the awards vest upon the earlier of a sale of the Company or an IPO. In connection with the IPO, the Company elected to settle all vested EARs for a cash payment of $0.3 million. The remaining unvested EARs were cancelled on the date of the IPO. Prior to the IPO, the vesting of EARs was not probable and no equity-based compensation related to the EARs had been recognized. The Company recognized $0.1 million in compensation cost on the date of the IPO measured using the grant date fair value of the award using a Black-Scholes model.
Equity-based compensation expense
Equity-based compensation expense was classified as follows in the accompanying consolidated statements of operations (in thousands):

	Year Ended December 31,
	2016	2017	2018

Cost of revenue	$20	$20	$140
Sales and marketing	1,462	2,624	14,330
Technology and content	2,050	1,966	8,747
General and administrative	2,206	17,171	31,086
Total equity-based compensation	$5,738	$21,781	$54,303

Equity-based compensation costs capitalized as internal-use software was $0.5 million for the year ended December 31, 2018. The amounts qualifying for capitalization during the years ended December 31, 2016 and 2017 were not material.